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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                  617-954-5000



                                        January 2, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on Behalf of: MFS(R)Managed Sectors Fund ("MMS") MFS(R) Cash Reserve Fund ("MCF") MFS(R) Global Asset Allocation Fund ("MAA") MFS(R) Strategic Growth Fund ("AGF") MFS(R) Research Growth and Income Fund ("RGI") MFS(R) Core Growth Fund ("CGF") MFS(R) Value Fund ("EIF") MFS(R) New Discovery Fund ("NDF") MFS(R) Research International Fund ("RIF") MFS(R) Technology Fund ("SCT") MFS(R) Global Telecommunications Fund ("GTF") MFS(R) Japan Equity Fund ("MJE")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not
differ from those contained in Post-Effective Amendment No. 38 for MMS, MCF, MAA, AGF, RGI, CGF, EIF, NDF, RIF, SCT, GTF and MJE (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2000 for MMS, MCF, MAA, AGF, RGI, CGF, EIF, NDF, RIF, SCT, GTF and MJE.

         Please  call the  undersigned  or Claudia  Murphy at (617)  954-5000 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        MICHAEL WHITAKER
                                        Michael Whitaker
                                        Counsel